Analysis of Net Debt - Schedule of Significant Borrowings (Parenthetical) (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2003 USD ($)
Disclosure Of Significant Borrowings [abstract]
Bonds issued	€ 8,825		€ 7,602			$ 300,000
Bonds acquired					$ 87,445
Bonds acquired description	In August 2009 and December 2010, US$87.445 million of the issued notes were acquired by CRH plc
Remaining fair value of hedged item on consolidated balance sheet		$ 45,000		$ 48,000